Accruals and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accruals and other current liabilities
Accrued payroll and welfare expenses	¥ 2,012,505		¥ 1,779,798
Payables for research and development expenses	1,924,192		845,661
Accrued marketing expenses	876,907		908,650
Operating lease liabilities, current	¥ 670,678		¥ 665,481
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total	Total	Total
Other tax payable	¥ 480,681		¥ 324,560
Payables for purchase of property, plant and equipment	382,653		479,327
Payable for rental and related expenses	289,723		89,393
Deposits from vendors	267,074		118,571
Warranty provisions	200,986		112,894
Current portion of deferred revenue	193,941		132,672
Advances from customers	136,792		162,031
Accrued Freights payable	86,051		25,558
Others	956,589		599,360
Total	¥ 8,478,772	$ 1,161,587	¥ 6,243,956